Revenue (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Tuition fees	R$ 4,052,379	R$ 3,505,250	R$ 2,827,567
Other	305,527	263,937	213,040
Deductions
Discount and scholarships	(310,204)	(240,314)	(241,404)
Early payment discounts	(205,107)	(195,054)	(92,234)
Returns	(25,312)	(27,743)	(45,402)
Taxes	(170,628)	(142,825)	(107,004)
PROUNI	(342,326)	(287,338)	(225,506)
Revenue from contracts with customers	3,304,329	2,875,913	2,329,057
Timing of revenue recognition
Tuition, digital content and app subscription fees - Transferred over time	3,242,035	2,821,251	2,273,578
Other - Transferred at a point in time	R$ 62,294	R$ 54,662	R$ 55,479